Wealthfront Treasury Money Market Fund Ticker: WLTXX
Summary Prospectus	November 21, 2025

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and Statement of Additional Information (“SAI”) and other information about the Fund online at http://www.wealthfront.com/money-market-fund/wltxx. You may also obtain this information at no cost by calling 1-844-995-8437 or by sending an e-mail request to support@wealthfront.com. The Fund’s Prospectus and SAI, both dated September 24, 2025 (as each may be further amended or supplemented), are incorporated by reference into this Summary Prospectus.

Investment Objective

The Wealthfront Treasury Money Market Fund (the “Fund”) is a mutual fund that seeks to provide competitive yield with low risk and high liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.25%
Distribution (Rule 12b-1) fees	None
Other expenses[1]	0.00%
Total annual fund operating expenses	0.25%

1        “Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$26	$80

Principal Investment Strategies

The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury securities and other government securities guaranteed or issued by an agency or instrumentality of the U.S. Government, and/or repurchase agreements that are fully collateralized by cash or government securities. In addition, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury obligations and/or repurchase agreements that are fully collateralized by U.S. Treasury securities or cash. U.S. Treasury securities include Treasury bills, bonds and notes and carry different interest rates, maturities and issue dates. U.S. Treasury obligations are backed by the full faith and credit of the U.S. Treasury and are generally exempt from state and local taxes. A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price. The Fund will only enter into repurchase agreements collateralized by U.S. Treasury securities or cash.

The Fund is a money market fund managed in the following manner:

•        The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

•        The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•        The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•        Wealthfront Strategies LLC, the Fund’s investment advisor (“Wealthfront Strategies” or the “Advisor”), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.

The Fund intends to qualify as a “government money market fund,” as such term is defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in the following types of securities:

1.     Cash,

2.     Government securities, i.e., securities issued or guaranteed as to principal or interest by the United States or certain U.S. government agencies or instrumentalities, or

3.     Repurchase agreements that are collateralized fully by cash and/or government securities.

A government money market fund, such as the Fund, may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.

The Fund does not currently intend to impose “liquidity fees” on redemptions, as would be permitted by Rule 2a-7. However, the Fund’s Board of Trustees (the “Board”) reserves the right, with notice to shareholders, to change this policy in the future.

Principal Risks of Investing in the Fund

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Money Market Funds Risk. Money market funds are subject to management fees and other expenses, and the Fund’s investments in money market funds will cause it to bear proportionately the costs incurred by the money market funds’ operations while simultaneously paying its own management fees and expenses. An investment in a money market fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; it is possible to lose money by investing in a money market fund. To the extent that the Fund invests in money market funds, the Fund will be subject to the same risks that investors experience when investing in money market funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity in those funds.

Interest Rate Risk. The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly. The Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its $1.00 share price without a subsidy by the Advisor or its affiliates. In addition, during periods when interest rates are low or there are negative interest rates, the Fund’s yield also may be low or the Fund may be unable to maintain a positive yield or a stable NAV of $1.00 per share. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the Fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the Fund’s money market securities holdings.

Treasury Securities Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

U.S. Government Securities Risk. There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are therefore riskier than those that are. Circumstances could arise that would prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling,” which could result in losses to the Fund.

Repurchase Agreements Risk. Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale at an agreed upon price which includes principal and interest. Under all repurchase agreements entered into by the Fund, the Fund’s custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. If the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.

Stable NAV Risk. If the Fund or another money market fund fails to maintain a stable NAV (or such perception exists in the market place), the Fund could experience increased redemptions, which may adversely impact the Fund’s share price.

Credit Risk. Issuers of money market instruments or financial institutions that have entered into repurchase agreements with the Fund may fail to make payments when due or complete transactions, or they may become less willing or less able to do so.

Market Risk. The market prices of the Fund’s securities may move up and down, sometimes rapidly or unpredictably, due to general market conditions such as overall economic trends or events, government actions, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political and geopolitical factors, economic sanctions, countermeasures in response to sanctions, adverse investor sentiment, cybersecurity events, or local, regional or global events such as natural disasters or climate events, wars, terrorism, international conflicts, civil unrest, epidemics, pandemics or other public health issues. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. The value of the Fund’s investments may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies, which could result in losses for the Fund. Adverse market conditions may be prolonged and may not have the same impact on all types of investments. High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances, contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes, and the practical implications for market participants, may not be fully known for some time.

Raising the ceiling on U.S. Government debt and passing periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. Government obligations, with unpredictable consequences for the Fund’s investments and the Fund’s ability to preserve the value of your investment at $1.00 per share, and for economies and markets in the United States and elsewhere.

Management and Operational Risk. The Fund is subject to management risk because it relies on the Advisor’s ability to achieve its investment goals. The Fund runs the risk that the Advisor’s investment techniques, judgment and decisions will fail to produce the desired results and cause the Fund to incur significant losses. The Advisor may select investments that do not perform as anticipated. The Fund may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by the Advisor, if such tools, resources or data are used incorrectly, fail to produce the desired results or otherwise do not work as intended, or if the Advisor’s allocation techniques or investment style fail to produce the desired results. The Fund also is subject to the risk of loss as a result of other services provided by the Advisor and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber-attacks, disruptions and failures affecting, or by, a service provider.

Investment Risk. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the FDIC or any other government agency. The Advisor and its affiliates are not required to reimburse the Fund for losses, and you should not expect that the Advisor or its affiliates will provide financial support to the Fund at any time, including during periods of market stress.

Redemptions Risk. The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, which could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In the event any money market fund fails to maintain a stable NAV, other money market funds, including the Fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

No Operating History. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

Performance

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Investment Advisor

Wealthfront Strategies LLC

Purchase and Sale of Fund Shares

You may purchase or sell shares through the cash sweep program (“Cash Sweep Program”) offered by the Advisor’s affiliate, Wealthfront Brokerage LLC (“Wealthfront Brokerage”), which is available to its investor clients. The Cash Sweep Program allows Wealthfront Brokerage’s investor clients to transfer available cash balances into either (i) an FDIC-insured interest-bearing account at one or more participating banks in the Cash Sweep Program, or (ii) certain money market mutual funds (each, a “Participating Fund”) that are made available in the Cash Sweep Program. The Fund is offered to investor clients of Wealthfront Brokerage as a Participating Fund in the Cash Sweep Program. There is no minimum investment or subsequent minimum investment to purchase shares of the Fund.

The Fund is open for business each day the New York Stock Exchange (the “NYSE”) is open. Even if the NYSE is closed, the Fund will be open for business on those days on which the Federal Reserve Bank of New York is open, the primary trading markets for the Fund’s portfolio instruments are open, and the Fund’s management believes there is an adequate market to meet purchase and redemption requests.

Tax Information

The Fund’s distributions are generally taxable, and will ordinarily be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Shareholders investing through such tax-advantaged arrangements may be taxed later upon withdrawal of monies from those arrangements.